Related Party Transactions (Parenthetical) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Du Xiaoman | November Thirteen Two Thousand Twenty One Long Term Loans [Member]
Related Party Transaction [Line Items]
Long term due date, End	Nov. 13, 2021
Du Xiaoman | August Twenty Four Two Thousand Twenty Three Long Term Loan [Member]
Related Party Transaction [Line Items]
Long term due date, End	Aug. 24, 2023
Investee A
Related Party Transaction [Line Items]
Business Combination, Consideration Transferred	$ 224
Minimum | Service Provided | Du Xiaoman
Related Party Transaction [Line Items]
Long term loans, interest rate	0.00%
Maximum | Service Provided | Du Xiaoman
Related Party Transaction [Line Items]
Long term loans, interest rate	0.50%